Share capital and reserves (Disclosure of number and weighted average exercise prices of share options) (Details)	12 Months Ended
	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Disclosure of share capital and reserves [Abstract]
Number of shares outstanding - beginning of year | Share	3,237,000	3,391,500	2,710,000
Number of shares, Granted | Share	1,000,000	375,000	1,625,000
Number of shares, Exercised | Share	0	(463,000)	(238,500)
Number of shares, Expired | Share	(600,000)	(66,500)	(705,000)
Number of shares outstanding - end of period | Share	3,637,000	3,237,000	3,391,500
Weighted average exercise price - Outstanding - beginning of year | $ / shares	$ 1.06	$ 1.21	$ 1.35
Weighted average exercise price, Granted | $ / shares	0.45	0.74	1.12
Weighted average exercise price, Exercised | $ / shares	0	1.05	1.43
Weighted average exercise price, Expired | $ / shares	1.32	2	1.47
Weighted average exercise price - Outstanding - end of period | $ / shares	$ 0.85	$ 1.06	$ 1.21